Investment in a Joint Venture - Schedule of Summarized Statement of Financial Position of Vibe Music Arabia-LLC (Details) - Vibe Music Arabia-LLC [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Summarized Statement of Financial Position of Vibe Music Arabia-LLC [Line Items]
Non-current assets		$ 694,692
Current assets		590,877
Non-current liabilities		(4,526)
Current Liabilities		(52,335)
Total		$ 1,228,708